Minimum cash and minimum capital - minimum cash (Parenthetical) (Details)	Dec. 31, 2023
Minimum Cash [Line Items]
Investments Adjustment To Interest Rate	0.70%
Bonds Due Thirteenth December Two Thousand And Twenty Four [Member]
Minimum Cash [Line Items]
Investments Adjustment To Interest Rate	4.25%
Bonds Due Fourteenth October Two Thousand And Twenty Four [Member]
Minimum Cash [Line Items]
Investments Adjustment To Interest Rate	4.00%
Bonds Due Fourteenth Of February Two Thousand And Twenty Five [Member]
Minimum Cash [Line Items]
Investments Adjustment To Interest Rate	4.25%